Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Cash Flows from Operating Activities
Net Income		$ 2,933	$ 2,017
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading		0	(1)
Net (gain) on securities, other than trading		(138)	(101)
Net (increase) in trading securities		(12,747)	(2,883)
Provision for (recovery of) credit losses (Note 3)		(99)	156
Change in derivative instruments – decrease in derivative asset		3,218	2,582
Increase (decrease) in derivative liability		(2,746)	725
Amortization of premises and equipment		195	196
Amortization of other assets		28	41
Amortization of intangible assets		150	156
Net loss on divestitures (Note 12)		29	0
Net decrease in deferred tax asset		278	105
Net increase (decrease) in deferred tax liability		(57)	46
Net (increase) decrease in current tax asset		31	(270)
Net increase (decrease) in current tax liability		(42)	89
Change in accrued interest – decrease in interest receivable		56	102
Change in accrued interest – (decrease) in interest payable		(71)	(86)
Changes in other items and accruals, net		(6,040)	(2,706)
Net increase in deposits		8,895	25,865
Net (increase) in loans		(21,630)	(11,440)
Net increase in securities sold but not yet purchased		4,421	5,198
Net increase in securities lent or sold under repurchase agreements		8,854	13,230
Net (increase) in securities borrowed or purchased under resale agreements		(8,550)	(12,135)
Net (decrease) in securitization and structured entities' liabilities		(481)	(1,036)
Net Cash Provided by (Used in) Operating Activities		(23,513)	19,850
Cash Flows from Financing Activities
Net increase in liabilities of subsidiaries		3,795	0
Proceeds from issuance of covered bonds		3,925	0
Redemption/buyback of covered bonds		(2,222)	0
Proceeds from Issuance of subordinated debt		1,587	0
Repayment of subordinated debt (Note 4)		0	(1,000)
Redemption of preferred shares (Note 5)		0	(756)
Net proceeds from issuance of common shares and sale (purchase) of treasury shares (Note 5)		21	68
Cash dividends and distributions paid		(746)	(738)
Repayment of lease liabilities		(57)	(75)
Net Cash Provided by (Used in) Financing Activities		6,303	(2,501)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(72)	337
Purchases of securities, other than trading		(53,325)	(13,483)
Maturities of securities, other than trading		7,191	6,714
Proceeds from sales of securities, other than trading		18,400	5,895
Premises and equipment – net (purchases)		(135)	(116)
Purchased and developed software – net (purchases)		(134)	(117)
Net proceeds from divestitures (Note 12)		1,218	0
Net Cash Provided by (Used in) Investing Activities		(26,857)	(770)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		929	(896)
Net increase (decrease) in Cash and Cash Equivalents		(43,138)	15,683
Cash and Cash Equivalents at Beginning of Period		93,261	57,408
Cash and Cash Equivalents at End of Period		50,123	73,091
Net cash provided by operating activities includes:
Interest paid in the period	[1]	1,228	1,555
Income taxes paid in the period		545	562
Interest received in the period		4,818	4,806
Dividends received in the period		$ 424	$ 383

[1]	Includes dividends paid on securities sold but not purchased.